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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment  [ ]                   Amendment No.:    _______
         This Amendment (Check only one):      [ ]  is a restatement.
                                               [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Deborah Carlson
Address:  c/o Amelia Peabody Foundation
          One Hollis Street
          Wellesley, MA 02482

Form 13F File Number:  028-05995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Deborah Carlson
Title: Trustee
Phone: 781-237-6468

Signature, place and date of signing:

/s/ Deborah Carlson        Wellesley, Massachusetts       October 25, 2002

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

Form 13F File No.     Name

28-05989              Amelia Peabody Foundation

                                     -2-

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     21

Form 13F Information Table Value Total:     $704 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                      -3-


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                   Deborah Carlson Form 13F Information Table


        COLUMN 1              COLUMN 2          COLUMN 3            COLUMN 4                   COLUMN 5               COLUMN 6

     Name of Issuer        Title of Class        CUSIP               Value               Shrs or        Sh/ Put/     Investment
                                                                   (X $1000)             Prn Amt        Prn Call     Discretion
Amer Int'l Group               Common          026874107              11                   200             SH           Sole
Beverly National               Common          088115100              43                 2,100             SH           Sole
Cinergy Corp.                  Common          172474108              47                 1,500             SH           Sole
Duke Energy                    Common          264399585              16                 1,000             SH           Sole
Energy East Corp.              Common          29266M109              79                 4,000             SH           Sole
Energy East Capital          Preferred         29267G200              52                 2,000             SH           Sole
Great Plains                   Common          391164100              57                 3,000             SH           Sole
IBM                            Common          459200101              17                   300             SH           Sole
Johnson & Johnson              Common          478160104              27                   500             SH           Sole
JP Morgan Chase                Common          46625H100              19                 1,000             SH           Sole
Microsoft                      Common          594918104              17                   400             SH           Sole
New Plan Excel                 Common          648053106              46                 2,500             SH           Sole
Petroleo                       Common          71654V408              11                 1,000             SH           Sole
Pfizer                         Common          717081103              20                   700             SH           Sole
Proctor & Gamble               Common          742718109              27                   300             SH           Sole
Royal Dutch ADR                Common          780257804              32                   800             SH           Sole
Teco Energy                    Common          872375100              32                 2,000             SH           Sole
Tenn Valley Ser. A           Preferred         880591409              53                 2,000             SH           Sole
Torch Offshore                 Common          891019101              15                 3,000             SH           Sole
TXU Corp                       Common          873168108              46                 1,100             SH           Sole
XL Capital Ltd                 Common          G98255105              37                   500             SH           Sole

                                                                     704


        COLUMN 1                COLUMN 7          COLUMN 8

     Name of Issuer              Other            Voting Authority
                                Managers        Sole    Shared    None
Amer Int'l Group                                   200
Beverly National                                 2,100
Cinergy Corp.                                    1,500
Duke Energy                                      1,000
Energy East Corp.                                4,000
Energy East Capital                              2,000
Great Plains                                     3,000
IBM                                                300
Johnson & Johnson                                  500
JP Morgan Chase                                  1,000
Microsoft                                          400
New Plan Excel                                   2,500
Petroleo                                         1,000
Pfizer                                             700
Proctor & Gamble                                   300
Royal Dutch ADR                                    800
Teco Energy                                      2,000
Tenn Valley Ser. A                               2,000
Torch Offshore                                   3,000
TXU Corp                                         1,100
XL Capital Ltd                                     500